Schedule of Derivative Liability (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Derivative Liabilities
Derivative Liability, Beginning	$ 991,322	$ 777,118	$ 659,381	$ 574,797
Change in value	15,517,428	526,338	331,941	202,321
Derivative Liability, Ending	$ 16,508,750	$ 1,303,456	$ 991,322	$ 777,118